OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Short Term Bond Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 33.0%
Aerospace & Defense 0.3%
L-3 Communications Corp.
05/28/17	1.500%	$7,000,000	$6,951,938
Automotive 0.3%
Ford Motor Credit Co. LLC
01/16/18	2.375%	7,000,000	7,065,072

Banking 9.3%
BB&T Corp. (a)
12/01/16	0.713%	6,425,000	6,424,994
Bank of America Corp. (a)
03/22/16	1.101%	19,000,000	19,029,944
Bank of Montreal (a)
07/14/17	0.527%	6,000,000	5,993,850
Bank of New York Mellon Corp. (The) (a)
05/22/18	0.664%	5,630,000	5,628,277
Barclays Bank PLC (a)
02/17/17	0.856%	6,400,000	6,378,055
Canadian Imperial Bank of Commerce (a)
07/18/16	0.795%	5,725,000	5,745,186
Capital One NA (a)
02/05/18	0.959%	8,275,000	8,276,870
Citigroup, Inc.
08/15/17	6.000%	12,000,000	13,052,256
Discover Bank
06/04/20	3.100%	6,500,000	6,488,307
Goldman Sachs Group, Inc. (The) (a)
04/30/18	1.478%	12,250,000	12,379,225
HSBC USA, Inc
06/23/17	1.300%	6,000,000	5,997,126
Huntington National Bank (The)
06/30/18	2.000%	7,245,000	7,252,107
ING Bank NV (a)(b)
03/16/18	0.836%	7,000,000	6,991,250
JPMorgan Chase & Co.
07/05/16	3.150%	12,000,000	12,243,000
KeyCorp
08/13/15	3.750%	4,000,000	4,013,284
Lloyds Bank PLC
03/28/17	4.200%	6,000,000	6,296,790
Morgan Stanley
04/01/18	6.625%	9,000,000	10,098,504
PNC Bank National Association (a)
01/28/16	0.589%	7,525,000	7,533,217
Regions Financial Corp.
05/15/18	2.000%	7,000,000	6,995,296

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Royal Bank of Canada (a)
09/09/16	0.741%	$6,000,000	$6,019,554
Toronto-Dominion Bank (The)
04/30/18	1.400%	6,033,000	6,020,373
U.S. Bank (a)
04/29/20	2.282%	8,500,000	8,508,738
Wells Fargo & Co. (a)
04/23/18	0.907%	10,000,000	10,027,690
Westpac Banking Corp. (a)
12/01/17	0.653%	7,000,000	6,997,725
Total			194,391,618
Cable and Satellite 0.6%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	5,000,000	5,059,250
NBCUniversal Enterprise, Inc. (a)(b)
04/15/16	0.812%	6,995,000	7,003,065
Total			12,062,315
Chemicals 0.6%
Eastman Chemical Co.
06/01/17	2.400%	4,550,000	4,624,911
LyondellBasell Industries NV
04/15/19	5.000%	7,000,000	7,582,855
Total			12,207,766
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
08/18/17	1.250%	3,785,000	3,790,927
John Deere Capital Corp. (a)
01/16/18	0.566%	5,394,000	5,385,801
Total			9,176,728
Electric 2.7%
Dominion Resources, Inc.
06/15/18	1.900%	15,000,000	15,018,780
Exelon Corp.
06/15/20	2.850%	6,000,000	6,034,818
National Rural Utilities Cooperative Finance Corp.
03/01/16	3.050%	1,000,000	1,014,648
Nevada Power Co.
03/15/16	5.950%	5,275,000	5,468,044
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	7,000,000	7,015,204
Ohio Power Co.
06/01/16	6.000%	1,000,000	1,045,693
Progress Energy, Inc.
01/15/16	5.625%	6,579,000	6,744,613

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
TransAlta Corp.
06/03/17	1.900%	$6,000,000	$5,969,814
WEC Energy Group, Inc.
06/15/18	1.650%	7,000,000	7,004,788
Total			55,316,402
Finance Companies 0.7%
General Electric Capital Corp. (a)
04/02/18	0.993%	15,100,000	15,285,156

Food and Beverage 2.3%
Anheuser-Busch InBev Finance, Inc. (a)
01/27/17	0.467%	8,000,000	7,984,808
ConAgra Foods, Inc.
06/15/17	5.819%	2,681,000	2,880,072
03/15/18	2.100%	2,943,000	2,914,318
Diageo Capital PLC
05/11/17	1.500%	3,000,000	3,000,270
General Mills, Inc. (a)
01/29/16	0.579%	7,000,000	6,999,692
HJ Heinz Co. (b)(c)
07/02/18	2.000%	7,000,000	6,997,788
PepsiCo, Inc. (a)
02/26/16	0.492%	5,000,000	5,006,280
SABMiller Holdings, Inc. (b)
01/15/17	2.450%	7,332,000	7,446,665
Sysco Corp.
10/02/17	1.450%	5,095,000	5,145,950
Total			48,375,843
Health Care 1.2%
Becton Dickinson and Co.
05/15/17	1.450%	6,000,000	5,995,608
Cardinal Health, Inc.
06/15/18	1.950%	2,620,000	2,624,407
McKesson Corp.
03/10/17	1.292%	6,000,000	5,991,252
Medco Health Solutions, Inc.
09/15/15	2.750%	5,350,000	5,372,711
Medtronic, Inc. (b)
03/15/20	2.500%	6,000,000	6,010,020
Total			25,993,998
Healthcare Insurance 0.3%
UnitedHealth Group, Inc.
12/15/17	1.400%	5,510,000	5,500,148

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 1.4%
Anadarko Petroleum Corp.
09/15/16	5.950%	$5,000,000	$5,274,570
Canadian Natural Resources Ltd.
05/15/17	5.700%	6,668,000	7,174,882
Devon Energy Corp.
12/15/18	2.250%	5,000,000	5,013,555
Southwestern Energy Co.
02/01/18	7.500%	5,000,000	5,579,095
Woodside Finance Ltd. (b)
03/01/19	8.750%	5,826,000	7,039,847
Total			30,081,949
Integrated Energy 0.5%
BP Capital Markets PLC (a)
11/07/16	0.696%	8,500,000	8,497,637
Petro-Canada
05/15/18	6.050%	2,300,000	2,554,352
Total			11,051,989
Life Insurance 1.0%
American International Group, Inc.
01/16/18	5.850%	6,955,000	7,667,797
MetLife Global Funding I (b)
01/10/18	1.500%	7,000,000	6,986,959
Prudential Covered Trust (b)
09/30/15	2.997%	6,874,000	6,909,958
Total			21,564,714
Media and Entertainment 1.0%
21st Century Fox America, Inc.
10/17/16	8.000%	3,670,000	3,983,308
British Sky Broadcasting Group PLC (b)
02/15/18	6.100%	5,000,000	5,492,090
Scripps Networks Interactive, Inc.
11/15/19	2.750%	6,000,000	6,012,804
Thomson Reuters Corp.
05/23/16	0.875%	6,000,000	5,987,850
Total			21,476,052
Metals 0.6%
Rio Tinto Finance USA PLC
08/21/17	1.625%	5,000,000	5,003,520
Vale Overseas Ltd.
01/11/22	4.375%	7,000,000	6,838,664
Total			11,842,184
Midstream 2.2%
Columbia Pipeline Group, Inc. (b)
06/01/20	3.300%	6,445,000	6,470,142

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Enterprise Products Operating LLC
02/01/16	3.200%	$5,138,000	$5,200,612
Kinder Morgan Energy Partners LP
03/01/21	3.500%	7,265,000	7,163,304
NiSource Finance Corp.
01/15/19	6.800%	6,144,000	7,082,465
Plains All American Pipeline LP/Finance Corp.
08/15/16	5.875%	6,000,000	6,291,264
TransCanada PipeLines Ltd. (a)
06/30/16	0.962%	7,000,000	7,005,523
Williams Partners LP
03/15/22	3.600%	6,000,000	5,825,682
Total			45,038,992
Natural Gas 0.4%
Southern California Gas Co.
06/15/18	1.550%	7,500,000	7,518,075

Oil Field Services 0.6%
Halliburton Co.
08/01/16	1.000%	5,000,000	4,997,620
Noble Holding International Ltd.
08/01/20	4.900%	7,275,000	7,479,508
Total			12,477,128
Pharmaceuticals 0.8%
AbbVie, Inc.
11/06/17	1.750%	5,500,000	5,514,416
Actavis Funding SCS
06/15/19	2.450%	5,500,000	5,478,066
Amgen, Inc.
06/15/16	2.300%	6,000,000	6,066,480
Total			17,058,962
Property & Casualty 1.4%
ACE INA Holdings, Inc.
02/15/17	5.700%	3,000,000	3,218,994
Berkshire Hathaway Finance Corp. (a)
08/14/17	0.400%	5,500,000	5,500,533
CNA Financial Corp.
08/15/16	6.500%	4,500,000	4,759,731
Hartford Financial Services Group, Inc. (The)
01/15/19	6.000%	4,500,000	5,028,350
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	6,000,000	6,547,548
Transatlantic Holdings, Inc.
12/14/15	5.750%	3,090,000	3,148,602
Total			28,203,758

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining 0.3%
Marathon Petroleum Corp.
03/01/16	3.500%	$5,000,000	$5,084,425

Restaurants 0.3%
Yum! Brands, Inc.
04/15/16	6.250%	6,690,000	6,949,371

Retail REIT 0.6%
Kimco Realty Corp.
02/01/18	4.300%	5,000,000	5,314,265
Simon Property Group LP
02/01/19	2.200%	6,800,000	6,870,516
Total			12,184,781
Technology 1.2%
Apple, Inc. (a)
05/03/16	0.329%	6,000,000	6,000,432
Cisco Systems, Inc. (a)
06/15/18	0.596%	7,300,000	7,312,768
Hewlett-Packard Co.
06/01/16	2.650%	5,100,000	5,164,122
Oracle Corp. (a)
07/07/17	0.483%	6,800,000	6,798,592
Total			25,275,914
Transportation Services 0.3%
ERAC U.S.A. Finance LLC (b)
10/15/17	6.375%	6,275,000	6,899,325

Wirelines 1.7%
AT&T, Inc.
06/30/20	2.450%	11,000,000	10,782,959
Deutsche Telekom International Finance BV (b)
04/11/16	3.125%	5,000,000	5,085,040
Orange SA
09/14/16	2.750%	5,000,000	5,090,490
Telefonica Emisiones SAU
04/27/18	3.192%	4,000,000	4,108,960
Verizon Communications, Inc.
03/15/21	3.450%	10,000,000	10,193,270
Total			35,260,719
Total Corporate Bonds & Notes (Cost: $689,392,227)			$690,295,322

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 8.6%
Federal Home Loan Banks
05/24/17	0.875%	$21,500,000	$21,568,714
Federal Home Loan Mortgage Corp.
03/01/17- 10/01/21	6.000%	536,057	578,836
04/01/17	6.500%	843,026	869,644
05/01/17- 02/01/24	5.500%	4,710,358	5,117,687
11/01/17- 07/01/25	5.000%	6,382,113	6,884,428
03/01/19- 10/01/24	4.500%	2,260,221	2,408,902
04/01/21- 10/01/26	3.500%	7,953,876	8,397,054
05/01/24- 07/01/26	4.000%	9,375,968	9,921,859
03/01/27	3.000%	197,940	205,271
CMO Series 2467 Class NB
07/15/17	5.000%	757,764	779,911
Federal Home Loan Mortgage Corp. (a)
03/01/34	2.446%	298,786	317,542
04/01/35	2.077%	261,826	276,380
01/01/36	2.497%	603,326	646,120
07/01/36	2.235%	9,263	9,812
08/01/36	2.293%	176,250	187,714
12/01/36	6.094%	140,573	151,115
01/01/37	2.157%	447,962	476,372
09/01/37	2.496%	514,134	558,708
Federal National Mortgage Association
06/01/17- 08/01/17	6.000%	1,829,018	1,892,167
08/28/17	0.875%	55,000,000	55,130,405
09/27/17	1.000%	23,000,000	23,087,584
11/01/17- 01/01/24	5.500%	8,002,877	8,726,599
07/01/22- 08/01/24	5.000%	2,406,142	2,611,073
03/01/24- 02/01/27	4.000%	14,394,445	15,330,781
12/01/25- 01/01/27	3.500%	2,225,468	2,352,994
Federal National Mortgage Association (a)
06/01/33	1.904%	664,272	690,423
07/01/33	1.787%	32,094	32,377
03/01/34	2.230%	366,865	390,488
04/01/34	2.186%	585,375	622,208
06/01/34	2.382%	407,372	429,603
07/01/34	2.005%	697,428	740,091
11/01/34	1.935%	226,924	239,850
01/01/35	1.941%	334,887	354,735
06/01/35	2.368%	485,297	516,266
07/01/35	2.412%	422,945	452,172
08/01/35	2.348%	526,363	562,658
10/01/35	2.405%	426,972	447,935
04/01/36	1.925%	157,643	165,706
04/01/36	2.287%	1,202,563	1,285,068
04/01/36	2.531%	76,926	81,906
08/01/36	2.395%	129,053	139,191

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/01/37	1.194%	$979,631	$1,022,925
09/01/37	2.277%	210,657	224,377
09/01/37	2.283%	38,582	39,530
CMO Series 2003-W11 Class A1
06/25/33	3.463%	24,257	25,428
Federal National Mortgage Association (d)
CMO PO Series G-15 Class A
06/25/21	0.000%	5,423	5,285
Federal National Mortgage Association (e)
10/01/24	5.500%	550,030	602,571
02/01/25	4.000%	529,890	561,126
Government National Mortgage Association
09/20/21	6.000%	103,793	110,876
Government National Mortgage Association (a)
07/20/18	3.000%	48,561	49,710
04/20/22- 06/20/29	1.625%	702,671	730,329
03/20/30	1.750%	30,823	32,040
Total Residential Mortgage-Backed Securities - Agency (Cost: $175,970,122)			$179,042,546

Residential Mortgage-Backed Securities - Non-Agency 2.0%
BCAP LLC Trust CMO Series 2010-RR2 Class 5A1 (a)(b)
12/26/36	5.000%	119,394	119,209
Credit Suisse Mortgage Capital Certificates CMO Series 2009-9R Class 12A1 (a)(b)
08/26/35	4.892%	3,947,158	3,993,416
JPMorgan Resecuritization Trust (a)(b)
CMO Series 2009-12 Class 9A1
05/26/36	2.697%	5,248,695	5,306,840
CMO Series 2010-4 Class 3A2
04/26/35	4.500%	4,198,274	4,312,901
Springleaf Mortgage Loan Trust (a)(b)
CMO Series 2012-3A Class A
12/25/59	1.570%	5,702,685	5,681,873
CMO Series 2013-1A Class A
06/25/58	1.270%	5,450,390	5,428,778
CMO Series 2013-2A Class A
12/25/65	1.780%	4,908,025	4,919,343
CMO Series 2013-3A Class A
09/25/57	1.870%	9,452,753	9,428,515
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1 (a)(b)
12/27/46	2.689%	2,571,290	2,560,101
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $41,987,203)			$41,750,976

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 10.8%
Government National Mortgage Association
Series 2011-120 Class AB
08/16/33	2.400%	$2,173,079	$2,178,277
Series 2011-149 Class A
10/16/46	3.000%	568,799	574,329
Series 2011-16 Class A
11/16/34	2.210%	447,567	447,472
Series 2011-20 Class A
04/16/32	1.883%	4,101,376	4,111,347
Series 2011-31 Class A
12/16/35	2.210%	1,475,722	1,480,788
Series 2011-78 Class A
08/16/34	2.250%	2,001,958	2,006,308
Series 2012-1 Class AB
09/16/33	1.999%	2,192,195	2,196,389
Series 2012-142 Class A
05/16/37	1.105%	7,506,160	7,403,881
Series 2012-22 Class AB
03/16/33	1.661%	2,175,731	2,185,667
Series 2012-4 Class A
05/16/40	2.120%	11,223,106	11,320,017
Series 2012-58 Class A
01/16/40	2.500%	12,971,677	13,151,879
Series 2012-79 Class A
04/16/39	1.800%	11,658,572	11,645,678
Series 2012-9 Class A
05/16/39	3.220%	1,376,924	1,398,918
Series 2013-118 Class AC
06/16/36	1.700%	4,945,107	4,912,123
Series 2013-12 Class A
10/16/42	1.410%	13,151,697	12,973,859
Series 2013-126 Class AB
04/16/38	1.540%	7,067,686	6,995,862
Series 2013-17 Class AF
11/16/43	1.210%	8,567,768	8,406,171
Series 2013-17 Class AH
10/16/43	1.558%	10,685,853	10,556,073
Series 2013-194 Class AB
05/16/38	2.250%	9,041,207	9,125,291
Series 2013-2 Class AB
12/16/42	1.600%	13,670,162	13,560,172
Series 2013-30 Class A
05/16/42	1.500%	7,580,959	7,446,852
Series 2013-32 Class AB
01/16/42	1.900%	6,134,167	6,085,468
Series 2013-33 Class A
07/16/38	1.061%	26,756,352	26,275,754
Series 2013-35 Class A
02/16/40	1.618%	7,750,067	7,649,920
Series 2013-40 Class A
10/16/41	1.511%	11,806,833	11,660,192
Series 2013-45 Class A
10/16/40	1.450%	6,315,362	6,241,719
Series 2013-57 Class A
06/16/37	1.350%	10,130,887	9,972,116
Series 2013-61 Class A
01/16/43	1.450%	13,125,486	12,892,010

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Government National Mortgage Association (a)
Series 2013-50 Class AH
06/16/39	2.100%	$11,394,677	$11,389,778
Total Commercial Mortgage-Backed Securities - Agency (Cost: $230,315,303)			$226,244,310

Commercial Mortgage-Backed Securities - Non-Agency 10.0%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14 Class A1A
12/11/38	5.189%	1,100,681	1,150,190
Series 2006-T24 Class A4
10/12/41	5.537%	5,515,601	5,731,244
COBALT CMBS Commercial Mortgage Trust Series 2007-C2 Class A3 (a)
04/15/47	5.484%	15,463,378	16,336,239
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4
12/11/49	5.322%	13,701,000	14,296,915
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)
Series 2005-CD1 Class A4
07/15/44	5.380%	5,667,191	5,671,651
Colony Multifamily Mortgage Trust
Series 2014-1 Class A (b)
04/20/50	2.543%	6,842,712	6,858,531
Commercial Mortgage Trust
Series 2006-C8 Class A4
12/10/46	5.306%	1,406,468	1,461,798
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6 Class A4 (a)
12/15/40	5.230%	2,877,876	2,884,852
GE Capital Commercial Mortgage Corp.
Series 2006-C1 Class A4 (a)
03/10/44	5.449%	8,087,813	8,177,555
GS Mortgage Securities Trust
Series 2006-GG8 Class A4
11/10/39	5.560%	10,899,222	11,299,453
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2005-LDP4 Class A4
10/15/42	4.918%	5,473,806	5,477,255
Series 2005-LDP5 Class A4
12/15/44	5.412%	9,487,431	9,526,237
Series 2006-LDP6 Class A4
04/15/43	5.475%	6,995,011	7,096,194
Series 2006-LDP7 Class ASB
04/15/45	6.100%	137,565	137,917
Series 2007-LD11 Class ASB
06/15/49	5.961%	1,071,927	1,109,322
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class A4 (a)
06/15/38	6.028%	8,800,693	9,044,727

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 (a)
11/12/37	5.460%	$575,998	$576,054
Morgan Stanley Capital I Trust
Series 2007-IQ13 Class A4
03/15/44	5.364%	8,450,000	8,885,133
Morgan Stanley Capital I Trust (a)
Series 2007-HQ11 Class A4
02/12/44	5.447%	11,920,000	12,512,913
Series 2007-T27 Class A4
06/11/42	5.826%	5,674,626	6,065,681
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4A
08/12/45	5.989%	11,912,304	12,613,688
Series 2010-GG10 Class A4A
08/15/45	5.989%	14,429,313	15,278,897
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A1A
11/15/48	5.297%	5,165,039	5,415,348
Wachovia Bank Commercial Mortgage Trust (a)
Series 2005-C21 Class A4
10/15/44	5.432%	4,153,178	4,157,414
Series 2005-C22 Class A4
12/15/44	5.448%	11,014,198	11,027,889
Series 2006-C24 Class A1A
03/15/45	5.557%	11,163,027	11,390,596
Series 2006-C24 Class A3
03/15/45	5.558%	8,733,808	8,845,557
Series 2006-C26 Class A3
06/15/45	6.011%	6,182,000	6,356,073
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $217,027,374)			$209,385,323

Asset-Backed Securities - Non-Agency 18.2%
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3 Class A7 (a)(f)
07/25/28	0.667%	14,774	13,149
ARI Fleet Lease Trust Series 2012-A Class A (a)(b)
03/15/20	0.736%	450,390	450,410
Aames Mortgage Investment Trust Series 2005-3 Class A2 (a)(b)
08/25/35	0.707%	2,862,530	2,854,040
Access Group, Inc. (a)
Series 2004A Class A2
04/25/29	0.537%	8,148,952	8,026,213
Series 2007A Class A2
08/25/26	0.412%	833,708	831,232
Ally Master Owner Trust Series 2014-1 Class A1 (a)
01/15/19	0.656%	6,125,000	6,134,787

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
AmeriCredit Automobile Receivables Trust Series 2013-4 Class B
09/10/18	1.660%	$2,660,000	$2,670,957
American Credit Acceptance Receivables Trust (b)
Series 2013-1 Class A
04/16/18	1.450%	898,092	899,131
Series 2014-1 Class A
03/12/18	1.140%	701,844	702,014
Series 2014-3 Class A
08/10/18	0.990%	4,004,626	4,003,134
Series 2015-2 Class A
06/12/19	1.570%	3,495,000	3,492,101
CCG Receivables Trust (b)
Series 2013-1 Class A2
08/14/20	1.050%	1,815,332	1,816,875
Series 2014-1 Class A2
11/15/21	1.060%	3,206,817	3,205,124
CIT Equipment Collateral Series 2014-VT1 Class A2 (b)
05/22/17	0.860%	10,600,000	10,598,381
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	0.786%	14,150,000	14,167,481
California Republic Auto Receivables Trust
Series 2014-3 Class A3
11/15/18	1.090%	4,925,000	4,931,968
Series 2015-2 Class A2
02/15/18	0.880%	5,750,000	5,748,016
Capital Auto Receivables Asset Trust
Series 2014-3 Class A2
12/20/17	1.180%	8,080,000	8,099,799
Series 2015-1 Class A1A
07/20/17	0.950%	1,315,000	1,312,624
CarFinance Capital Auto Trust (b)
Series 2013-2A Class A
11/15/17	1.750%	1,238,100	1,239,628
Series 2014-1A Class A
12/17/18	1.460%	2,194,489	2,192,316
Series 2015-1A Class A
06/15/21	1.750%	6,365,601	6,349,518
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.434%	4,254,736	4,287,371
Series 2014-1A Class A
03/07/26	0.604%	10,977,459	10,968,890
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A (a)(b)
12/25/33	0.597%	59,396	59,364
Cityscape Home Equity Loan Trust Series 1997-C Class A3 (a)(f)(g)(h)
07/25/28	7.380%	607,537	1
DT Auto Owner Trust (b)
Series 2014-1A Class A
07/17/17	0.660%	12,992	12,992
Series 2014-3A Class A
04/16/18	0.980%	6,532,335	6,528,633
Series 2015-2A Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
09/17/18	1.240%	$4,720,000	$4,716,958
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	4,555,156	4,575,235
Drive Auto Receivables Trust (b)
Series 2015-AA Class A3
07/16/18	1.430%	5,655,000	5,659,952
Series 2015-BA Class A3
06/15/18	1.300%	3,020,000	3,026,225
EFS Volunteer LLC Series 2010-1 Class A1 (a)(b)
10/26/26	1.127%	4,269,976	4,287,342
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (a)
01/25/36	0.527%	1,548,965	1,548,712
Enterprise Fleet Financing LLC Series 2015-1 Class A2 (b)
09/20/20	1.300%	5,300,000	5,305,560
Exeter Automobile Receivables Trust (b)
Series 2014-2A Class A
08/15/18	1.060%	3,418,732	3,411,701
Series 2014-3A Class A
01/15/19	1.320%	7,933,322	7,922,890
Series 2015-1A Class A
06/17/19	1.600%	6,932,377	6,923,344
Series 2015-2A Class A
11/15/19	1.540%	5,284,989	5,273,975
First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC) (f)
06/25/25	6.680%	15,583	15,596
First Investors Auto Owner Trust (b)
Series 2013-2A Class A2
03/15/19	1.230%	1,464,016	1,465,972
Series 2013-3A Class A2
09/15/17	0.890%	351,358	351,379
Series 2014-1A Class A2
02/15/18	0.800%	1,508,259	1,507,500
Series 2014-3A Class A2
11/15/18	1.060%	7,518,403	7,513,249
GE Dealer Floorplan Master Note Trust (a)
Series 2014-1 Class A
07/20/19	0.567%	6,170,000	6,149,476
Series 2015-1 Class A
01/20/20	0.687%	3,440,000	3,440,103
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2 (a)(b)
05/15/20	0.686%	4,940,000	4,940,148
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.735%	9,311,362	9,323,410
Series 2014-1 Class A
04/10/28	0.585%	11,825,403	11,825,758
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	8,590,791	8,645,728
Series 2014-AA Class A
11/25/26	1.770%	8,497,989	8,415,445

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
IMC Home Equity Loan Trust Series 1997-3 Class A7
08/20/28	7.080%	$50	$50
KeyCorp Student Loan Trust Series 1999-A Class A2 (a)
12/27/29	0.612%	3,001,772	2,978,457
MMAF Equipment Finance LLC Series 2015-AA Class A2 (b)
09/18/17	0.960%	2,440,000	2,442,252
MVW Owner Trust Series 2014-1A Class A (b)
09/22/31	2.250%	2,947,944	2,936,508
Macquarie Equipment Funding Trust Series 2014-A Class A2 (b)
11/21/16	0.800%	8,440,000	8,457,969
Montana Higher Education Student Assistance Corp. Series 2006-1 Class A (a)
03/20/24	0.381%	3,041,732	3,027,043
Navient Private Education Loan Trust Series 2015-AA Class A1 (a)(b)
12/15/21	0.686%	2,512,150	2,512,225
Navient Student Loan Trust Series 2014-AA Class A1 (a)(b)
05/16/22	0.666%	4,541,111	4,541,392
Navitas Equipment Receivables LLC Series 2013-1 Class A (b)
11/15/16	1.950%	2,177,835	2,178,046
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	537,778	537,360
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
04/15/16	1.440%	2,492,234	2,499,165
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	0.784%	969,002	969,473
Prestige Auto Receivables Trust (b)
Series 2013-1A Class A2
02/15/18	1.090%	693,976	694,537
Series 2014-1A Class A2
03/15/18	0.970%	2,560,898	2,560,962
Series 2015-1 Class A2
02/15/19	1.090%	4,350,000	4,344,419
Residential Funding Mortgage Securities II Series 2003-HS3 Class A2B (NPFGC) (a)(f)
08/25/33	0.477%	3,130	2,903
SLM Private Credit Student Loan Trust (a)
Series 2003-A Class A2
09/15/20	0.726%	3,136,319	3,125,217
Series 2004-B Class A2
06/15/21	0.486%	6,045,890	6,013,538
SLM Private Education Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.186%	611,736	613,886

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2012-A Class A1
08/15/25	1.586%	$1,681,752	$1,695,582
Series 2012-B Class A1
12/15/21	1.286%	788,679	789,722
Series 2013-A Class A1
08/15/22	0.786%	3,632,789	3,636,632
Series 2013-B Class A1
07/15/22	0.836%	10,163,592	10,179,294
Series 2013-C Class A1
02/15/22	1.036%	1,777,360	1,782,625
Series 2014-A Class A1
07/15/22	0.786%	3,323,133	3,325,569
SLM Student Loan Trust Series 2003-12 Class A5 (a)(b)
09/15/22	0.566%	482,804	482,801
SMART ABS Trust
Series 2015-1US Class A2A
08/14/17	0.990%	5,250,000	5,253,522
SMART ABS Trust (a)
Series 2013-2US Class A3B
01/14/17	0.616%	3,619,249	3,618,526
Series 2014-1US Class A3B
02/14/18	0.586%	7,000,000	6,991,823
SMART ABS Trust (a)(b)
Series 2012-2USA Class A3B
10/14/16	1.136%	636,903	637,513
SMART Trust Series 2013-1US Class A3B (a)
09/14/16	0.636%	3,226,913	3,226,693
SVO VOI Mortgage LLC Series 2012-AA Class A (b)
09/20/29	2.000%	1,760,022	1,759,525
Santander Drive Auto Receivables Trust
Series 2014-4 Class A3
09/17/18	1.080%	9,635,000	9,650,307
Series 2015-1 Class A2A
07/16/18	0.910%	4,085,000	4,084,838
Sierra Timeshare Receivables Funding Co. LLC (b)
Series 2011-1A Class A
04/20/26	3.350%	1,186,164	1,193,560
Series 2011-2A Class A
05/20/28	3.260%	1,030,003	1,040,867
Series 2011-3A Class A
07/20/28	3.370%	1,663,863	1,695,047
Series 2012-1A Class A
11/20/28	2.840%	2,769,421	2,799,781
Series 2012-3A Class A
08/20/29	1.870%	1,055,748	1,054,965
Series 2013-1A Class A
11/20/29	1.590%	1,731,552	1,719,960
South Texas Higher Education Authority, Inc. Series 2012-1 Class A1 (a)
10/01/20	0.784%	2,487,650	2,488,347
Specialty Underwriting & Residential Finance Trust Series 2005-BC3 Class M1 (a)
06/25/36	0.637%	430,263	428,516

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	$5,498,507	$5,456,935
TCF Auto Receivables Owner Trust Series 2015-1A Class A2 (b)
08/15/18	1.020%	4,300,000	4,299,881
Westlake Automobile Receivables Trust (b)
Series 2013-1A Class A2
01/15/18	1.120%	1,091,366	1,091,838
Series 2014-1A Class A2
05/15/17	0.700%	2,012,496	2,011,749
Series 2014-2A Class A2
10/16/17	0.970%	4,226,823	4,226,437
Series 2015-1A Class A2
03/15/18	1.170%	13,715,000	13,682,287
Wheels SPV 2 LLC Series 2015-1A Class A2 (b)
04/22/24	1.270%	2,700,000	2,699,860
Total Asset-Backed Securities - Non-Agency (Cost: $380,913,103)			$381,282,211

Inflation-Indexed Bonds 2.0%
United States 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%	41,120,713	41,679,708
Total Inflation-Indexed Bonds (Cost: $41,756,295)			$41,679,708

U.S. Treasury Obligations 12.0%
U.S. Treasury
10/31/16	1.000%	32,255,000	32,499,428
08/31/17	0.625%	198,470,000	198,128,830
12/31/18	1.500%	19,445,000	19,636,417
Total U.S. Treasury Obligations (Cost: $248,550,170)			$250,264,675

U.S. Government & Agency Obligations 1.2%
Federal Farm Credit Banks (a)
03/22/18	0.217%	24,850,000	24,841,974
Morocco Government AID Bond (a)(h)
05/01/23	0.438%	680,000	653,888
Total U.S. Government & Agency Obligations (Cost: $25,508,933)			$25,495,862

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(i) 0.9%

Canada 0.5%

Province of Ontario
02/14/18	1.200%	$5,000,000	$5,000,210
Province of Quebec
03/01/16	5.000%	5,806,000	5,980,354
Total			10,980,564

Mexico 0.4%

Petroleos Mexicanos
03/01/18	5.750%	7,000,000	7,614,810
Total Foreign Government Obligations (Cost: $18,519,864)			$18,595,374

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%

Illinois 0.5%

State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	$10,550,000	$11,037,305
Total Municipal Bonds (Cost: $11,057,664)			$11,037,305

		Shares	Value

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.118% (j)(k)		11,277,136	$11,277,136
Total Money Market Funds (Cost: $11,277,136)			$11,277,136
Total Investments (Cost: $2,092,275,394) (l)			$2,086,350,748(m)
Other Assets & Liabilities, Net			7,284,388
Net Assets			$2,093,635,136

At June 30, 2015, securities totaling $784,437 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	900	USD	197,043,750	09/2015	209,047	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	(100)	USD	(11,925,781)	09/2015	—	(5,679)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $442,882,114 or 21.15% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $31,649, which represents less than 0.01% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-3 Class A7
07/25/28 0.667%	12-19-2003	14,671
Cityscape Home Equity Loan Trust
Series 1997-C Class A3
07/25/28 7.380%	11-25-2003 - 06-29-2009	572,589
First Alliance Mortgage Loan Trust
Series 1994-2 Class A2 (NPFGC)
06/25/25 6.680%	06-24-2004	15,596
Residential Funding Mortgage Securities II
Series 2003-HS3 Class A2B (NPFGC)
08/25/33 0.477%	09-15-2003	3,130

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2015, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $653,889, which represents 0.03% of net assets.

(i)	Principal and interest may not be guaranteed by the government.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2015.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,368,385	175,612,845	(176,704,094)	11,277,136	7,030	11,277,136

(l)

At June 30, 2015, the cost of securities for federal income tax purposes was approximately $2,092,275,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,419,000
Unrealized Depreciation	(14,343,000)
Net Unrealized Depreciation	$(5,924,000)

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	690,295,322	—	690,295,322
Residential Mortgage-Backed Securities - Agency	—	179,042,546	—	179,042,546
Residential Mortgage-Backed Securities - Non-Agency	—	41,750,976	—	41,750,976
Commercial Mortgage-Backed Securities - Agency	—	226,244,310	—	226,244,310
Commercial Mortgage-Backed Securities - Non-Agency	—	209,385,323	—	209,385,323
Asset-Backed Securities - Non-Agency	—	381,282,210	1	381,282,211
Inflation-Indexed Bonds	—	41,679,708	—	41,679,708
U.S. Treasury Obligations	250,264,675	—	—	250,264,675
U.S. Government & Agency Obligations	—	24,841,974	653,888	25,495,862
Foreign Government Obligations	—	18,595,374	—	18,595,374
Municipal Bonds	—	11,037,305	—	11,037,305
Money Market Funds	11,277,136	—	—	11,277,136
Total Investments	261,541,811	1,824,155,048	653,889	2,086,350,748
Derivatives
Assets
Futures Contracts	209,047	—	—	209,047
Liabilities
Futures Contracts	(5,679)	—	—	(5,679)
Total	261,745,179	1,824,155,048	653,889	2,086,554,116

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 20, 2015